Financial instruments (Details 28) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Line item in the statement of financial position	Loans	Loans
Carrying amount, assets	$ 0	$ 18,502
Loans [Member] | Interest Rate Risk [Member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Thereof accumulated fair value adjustments, assets	$ 0	$ 12
Loans [Member] | Currency risk [member]
Disclosure of financial instruments [Line Items]
Line item in the statement of financial position	Loans	Loans
Carrying amount, assets	$ 25,027	$ 9,252
Loans [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Thereof accumulated fair value adjustments, assets	$ 744	$ 706
Issuances [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Line item in the statement of financial position	Short and long term borrowings and debt	Short and long term borrowings and debt
Carrying amount, liabilities	$ 355,000	$ 755,000
Issuances [Member] | Interest Rate Risk [Member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Thereof accumulated fair value adjustments, liabilities	$ (4,411)	$ 2,089
Issuances [Member] | Currency risk [member]
Disclosure of financial instruments [Line Items]
Line item in the statement of financial position	Short and long term borrowings and debt	Short and long term borrowings and debt
Carrying amount, liabilities	$ (249,328)	$ (308,739)
Issuances [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Thereof accumulated fair value adjustments, liabilities	$ (2,301)	$ (49)
Foreign exchange rate risk and FX [Member] | Currency risk [member]
Disclosure of financial instruments [Line Items]
Line item in the statement of financial position	Financial instruments at FVOCI	Financial instruments at FVOCI
Carrying amount, assets	$ 12,369	$ 22,188
Foreign exchange rate risk and FX [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of financial instruments [Line Items]
Thereof accumulated fair value adjustments, assets	$ (32)	$ (232)